Going Concern and Management's Plans (Details Narrative) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 24, 2016	Dec. 31, 2013
Cash balance	$ 183,767	$ 279,581	$ 189,231	$ 1,627,062		$ 7,837,339
Working capital deficiency	19,508,293		14,437,434
Accumulated deficit	80,119,423		73,372,655	64,738,131
Net loss	6,746,768	$ 4,920,832	8,244,924	23,229,319
Repayments of convertible note			$ 328,330	$ 213,843
Sixty Day Convertible Note [Member]
Aggregate principal amount					$ 95,000
July 2016 [Member] | Sixty Day Convertible Note [Member]
Aggregate principal amount	200,000
August 2016 [Member]
Repayments of convertible note	$ 105,000